Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
VII. Pay Versus Performance

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (e)	Total Shareholder Return ($) (f)	Peer Group Shareholder Return ($) (g)	Net Income (in thousands) ($) (h)	Income from Operations (in thousands) ($) (i)
2023	19,781,000	18,691,802	4,012,668	3,945,317	324.01	128.66	405,139	834,451
2022	14,689,126	14,689,126	3,080,256	3,219,288	176.09	133.82	430,158	641,047
2021	13,545,136	13,512,275	2,937,129	2,982,161	212.37	124.28	189,580	439,171
2020	12,467,192	12,280,332	2,398,616	2,400,346	91.05	107.28	172,493	313,378
Compensation Actually Paid to PEO (Column (c))
The amount reported for each year in column (c) is equal to (i) the amount reported in column (b) for J. Frank Harrison, III, Coca-Cola Consolidated’s principal executive officer (“PEO”) for each of the covered years, minus
(ii) the aggregate change in the present value of Mr. Harrison’s benefits under the Pension Plan and the ORP during the covered year plus
(iii) the aggregate value of Mr. Harrison’s benefits under the Pension Plan and the ORP attributable to his service during the covered year. Mr. Harrison fully accrued his benefit under the ORP prior to 2020 and benefit accruals under the Pension Plan were frozen in 2006. Therefore, there were no service costs for benefit accruals by Mr. Harrison under the ORP or the Pension Plan during the covered years. Mr. Harrison did not receive any stock or option awards during the covered years.
The following table provides information regarding the calculation for the Compensation Actually Paid (“CAP”) to Mr. Harrison for fiscal years 2023, 2022, 2021 and 2020:

Year	Summary Compensation Table Total for PEO ($)	Deduct Aggregate Change in Actual Present Value in Pension Plan & ORP ($)	Add Service Costs & Prior Service Costs for ORP ($)	Compensation Actually Paid to PEO ($)
2023	19,781,000	1,089,198	—	18,691,802
2022	14,689,126	—	—	14,689,126
2021	13,545,136	32,861	—	13,512,275
2020	12,467,192	186,860	—	12,280,332
Average Compensation Actually Paid to
Non-PEO
Named Executive Officers (Column (e))
The amount reported for each year in column (e) is equal to (i) the amount reported in column (d) for F. Scott Anthony, David M. Katz, Robert G. Chambless and E. Beauregarde Fisher III, the
non-PEO
named executive officers for each of the covered years,
minus
(ii) the average of the aggregate change in the present values of their benefits under the Pension Plan and the ORP during the covered year plus
(iii) the average of the aggregate value of their benefits under the Pension Plan and the ORP attributable to their service during the covered year. Benefit accruals under the Pension Plan were frozen in 2006. Therefore, there were no service costs for benefit accruals by the non-PEO
named executive officers under the Pension Plan during the covered years. None of the non-PEO
named executive officers received any stock or option awards during the covered years.

The following table provides information regarding the calculation for the CAP to the non-PEO
named executive officers for fiscal years 2023, 2022, 2021 and 2020:

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Deduct Average of the Aggregate Change in Actual Present Value in Pension Plan & ORP ($)	Add Average Service Costs & Prior Service Costs for ORP ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2023	4,012,668	181,313	113,962	3,945,317
2022	3,080,256	—	139,032	3,219,288
2021	2,937,129	85,045	130,076	2,982,161
2020	2,398,616	102,672	104,402	2,400,346
Total Shareholder Return (Column (f))
The amounts shown in column (f) assume $100 was invested on December 27, 2019 (the last trading day of the Company’s fiscal year ended December 29, 2019) in Coca-Cola Consolidated Common Stock, and that all dividends were reinvested on a quarterly basis.
Peer Group Shareholder Return (Column (g))
The amounts shown in column (g) assume $100 was invested on December 27, 2019 in each of the companies in a peer group comprised of Keurig Dr Pepper Inc., National Beverage Corp., The Coca-Cola Company, Primo Water Corporation (f/k/a Cott Corporation) and PepsiCo, Inc., and that all dividends were reinvested on a quarterly basis. The returns for the companies included in the peer group have been weighted on the basis of the total market capitalization for each company.
Income from Operations (Column (i))
Income from operations as reported in the Company’s consolidated statements of operations for fiscal years 2020, 2021, 2022 and 2023.

Company Selected Measure Name	Income fromOperations
Named Executive Officers, Footnote	The amount reported for each year in column (c) is equal to (i) the amount reported in column (b) for J. Frank Harrison, III, Coca-Cola Consolidated’s principal executive officer (“PEO”) for each of the covered years, minus
(ii) the aggregate change in the present value of Mr. Harrison’s benefits under the Pension Plan and the ORP during the covered year plus
(iii) the aggregate value of Mr. Harrison’s benefits under the Pension Plan and the ORP attributable to his service during the covered year. Mr. Harrison fully accrued his benefit under the ORP prior to 2020 and benefit accruals under the Pension Plan were frozen in 2006. Therefore, there were no service costs for benefit accruals by Mr. Harrison under the ORP or the Pension Plan during the covered years. Mr. Harrison did not receive any stock or option awards during the covered years.
Peer Group Issuers, Footnote	The amounts shown in column (g) assume $100 was invested on December 27, 2019 in each of the companies in a peer group comprised of Keurig Dr Pepper Inc., National Beverage Corp., The Coca-Cola Company, Primo Water Corporation (f/k/a Cott Corporation) and PepsiCo, Inc., and that all dividends were reinvested on a quarterly basis. The returns for the companies included in the peer group have been weighted on the basis of the total market capitalization for each company.
PEO Total Compensation Amount	$ 19,781,000	$ 14,689,126	$ 13,545,136	$ 12,467,192
PEO Actually Paid Compensation Amount	$ 18,691,802	14,689,126	13,512,275	12,280,332
Adjustment To PEO Compensation, Footnote
The following table provides information regarding the calculation for the Compensation Actually Paid (“CAP”) to Mr. Harrison for fiscal years 2023, 2022, 2021 and 2020:

Year	Summary Compensation Table Total for PEO ($)	Deduct Aggregate Change in Actual Present Value in Pension Plan & ORP ($)	Add Service Costs & Prior Service Costs for ORP ($)	Compensation Actually Paid to PEO ($)
2023	19,781,000	1,089,198	—	18,691,802
2022	14,689,126	—	—	14,689,126
2021	13,545,136	32,861	—	13,512,275
2020	12,467,192	186,860	—	12,280,332

Non-PEO NEO Average Total Compensation Amount	$ 4,012,668	3,080,256	2,937,129	2,398,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,945,317	3,219,288	2,982,161	2,400,346
Adjustment to Non-PEO NEO Compensation Footnote
The following table provides information regarding the calculation for the CAP to the non-PEO
named executive officers for fiscal years 2023, 2022, 2021 and 2020:

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Deduct Average of the Aggregate Change in Actual Present Value in Pension Plan & ORP ($)	Add Average Service Costs & Prior Service Costs for ORP ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2023	4,012,668	181,313	113,962	3,945,317
2022	3,080,256	—	139,032	3,219,288
2021	2,937,129	85,045	130,076	2,982,161
2020	2,398,616	102,672	104,402	2,400,346

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid and Total Shareholder Return
The graph below reflects the relationship between the PEO and average non-PEO
named executive officer CAP and the Company’s cumulative indexed total shareholder return (TSR) (assuming an initial fixed investment of $100 on December 27, 2019) for fiscal years 2020, 2021, 2022 and 2023:

Compensation Actually Paid vs. Net Income
Relationship between Compensation Actually Paid and Net Income
The graph below reflects the relationship between the PEO and average non-PEO
named executive officer CAP and the Company’s net income for fiscal years 2020, 2021, 2022 and 2023:

Compensation Actually Paid vs. Company Selected Measure
Relationship between Compensation Actually Paid and Income from Operations
The graph below reflects the relationship between the PEO and average non-PEO
named executive officer CAP and the Company’s income from operations for fiscal years 2020, 2021, 2022 and 2023:

Total Shareholder Return Vs Peer Group
Relationship between Compensation Actually Paid and Total Shareholder Return
The graph below reflects the relationship between the PEO and average non-PEO
named executive officer CAP and the Company’s cumulative indexed total shareholder return (TSR) (assuming an initial fixed investment of $100 on December 27, 2019) for fiscal years 2020, 2021, 2022 and 2023:

Tabular List, Table
Tabular List of Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking PEO and non-PEO
named executive officer CAP in fiscal 2023 to Company performance. The measures in this table are not ranked.
Most Important Financial Performance Measures

1	Income from Operations

2	EBIT (1)

3	EBIT Margin (1)

4	Free Cash Flow (1)

5	Revenue (1)

(1)	“EBIT,” “EBIT Margin,” “Free Cash Flow” and “Revenue” are non-GAAP financial performance measures. See Appendix A for a reconciliation to GAAP financial measures.

Total Shareholder Return Amount	$ 324.01	176.09	212.37	91.05
Peer Group Total Shareholder Return Amount	128.66	133.82	124.28	107.28
Net Income (Loss)	$ 405,139,000	$ 430,158,000	$ 189,580,000	$ 172,493,000
Company Selected Measure Amount	834,451,000	641,047,000	439,171,000	313,378,000
PEO Name	J. Frank Harrison
Additional 402(v) Disclosure	The amounts shown in column (f) assume $100 was invested on December 27, 2019 (the last trading day of the Company’s fiscal year ended December 29, 2019) in Coca-Cola Consolidated Common Stock, and that all dividends were reinvested on a quarterly basis.
Measure:: 1
Pay vs Performance Disclosure
Name	Income from Operations
Non-GAAP Measure Description	Income from operations as reported in the Company’s consolidated statements of operations for fiscal years 2020, 2021, 2022 and 2023.
Measure:: 2
Pay vs Performance Disclosure
Name	EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	EBIT Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Deduct Average Of The Aggregate Change In Actual Present Value In Pension Plan ORP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,089,198		$ 32,861	$ 186,860
Non-PEO NEO | Deduct Average Of The Aggregate Change In Actual Present Value In Pension Plan ORP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,313		85,045	102,672
Non-PEO NEO | Add Average Service Costs Prior Service Costs For ORP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 113,962	$ 139,032	$ 130,076	$ 104,402